LJM Preservation and Growth Fund
FUND SUMMARY LJM Preservation and Growth Fund
Investment Objective:
The LJM Preservation and Growth Fund (the “Fund”) seeks capital appreciation and capital preservation with low correlation to the broader U.S. equity market.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section entitled How to Purchase Shares in the Fund’s Prospectus and Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - LJM Preservation and Growth Fund	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	none	none	none
Maximum Sales Charge (Load) Imposed On Reinvested Dividends and other Distributions	none	none	none
Redemption Fee (as a % of amount redeemed within 90 days of purchase)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - LJM Preservation and Growth Fund		Class A	Class C	Class I
Management Fee		1.95%	1.95%	1.95%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.27%	0.27%	0.27%
Acquired Fund Fees and Expenses	[1]	0.12%	0.12%	0.12%
Total Annual Fund Operating Expenses		2.59%	3.34%	2.34%
Fee Waiver and/or Reimbursement	[2]	(0.10%)	(0.10%)	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver and or Reimbursement		2.49%	3.24%	2.24%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund's adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund until at least March 1, 2018 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any taxes, short selling expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 2.37%, 3.12% and 2.12% of average daily net assets attributable to Class A, Class C and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated by the Fund's Board of Trustees on 60 days written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example - LJM Preservation and Growth Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	813	1,325	1,863	3,324
Class C	327	1,018	1,732	3,624
Class I	227	721	1,241	2,668

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended October 31, 2016, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies:

Under normal circumstances, the Fund invests primarily in purchased (aka “long”) and sold (aka “short”) call and put options on Standard & Poor’s 500 Futures Index (“S&P”).

The Fund seeks to achieve its investment objectives by capturing gains on options sold on S&P futures contracts that can be purchased (“closed”) at a later date for a lower price than the price realized when originally sold. Excess cash is normally invested in a money market fund. In addition, the Fund may enter into overnight repurchase agreements with excess monies against which it pays interest to the Fund. In the aggregate, the Fund is typically “net short” in the portfolio of contracts that it holds, which means that the Fund holds more uncovered option contracts than covered. The definition of a covered option contract is when a purchased or “long” contract mitigates the exposure of a purely sold or “short” contract. The Fund will engage in active trading.

The Fund opportunistically invests where option pricing provide favorable risk/reward models and where gains can be attained independent of the direction of the broader U.S. equity market. The Fund uses quantitative models and analysis of historical portfolio profit and loss information to identify favorable option trading opportunities, including favorable call and put option spreads. The Fund’s investment strategy also takes into account fundamental business and macroeconomic factors. However, the Fund employs a discretionary trading model, and outputs from these quantitative models influence but do not dictate investment decisions.

The Fund employs a variety of derivatives trading strategies to pursue its objectives, including buying (long) and selling (short) “out of the money” call and put options on S&P futures contracts. The Fund may employ additional call spreads during periods of S&P appreciation or additional put spreads during periods of S&P decline. The Fund’s portfolio may include long or short S&P futures contracts to adjust risk exposure. In periods subsequent to significant gains in the S&P 500 cash markets, the Fund may assume greater risk through the selling of short call option premiums. The Fund aims to preserve capital, particularly in down markets (including major market drawdowns), through using put option spreads as a form of mitigation risk. Option positions are held until either they expire or are liquidated to either capture gains as option expirations approach or to adjust positions to reduce or prevent losses and to take other potentially profitable positions.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program but rather one component of a diversified investment portfolio. Many factors affect the Fund’s net asset value and performance.

• Active Trading Risk. The Fund actively trades options and other portfolio investments, which may lead to higher transaction costs that may affect the Fund’s performance. In addition, active trading of options and other portfolio investments may lead to higher taxes.

• Call Option Risk. When the Fund purchases a call option on a security or index it may lose the entire premium paid if the underlying security or index does not increase in value.

• Cybersecurity Risk. There is risk to the Fund of an unauthorized breach and access to fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact the Fund or its shareholders.

• Derivatives Risk. The derivative instruments in which the Fund may invest may be more volatile than other instruments. The risks associated with investments in derivatives also include liquidity, increases in the “bid/ask spread” during periods of heightened volatility, mispricing or extreme and sudden changes in market valuation. Actual changes in the value of the derivative may not correlate perfectly with the models used by the Fund and the Fund could lose more than the principal amount invested.

• Futures Contract Risk. Futures contracts are subject to the same risks as the underlying investments that they represent, but also may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying investments. Investments in futures contracts involve additional costs, may be more volatile than other investments and may involve a small initial investment relative to the risk assumed. If the adviser incorrectly forecasts the value of investments in using a futures contract, the Fund might have been in a better position if the Fund had not entered into the contract. Because the futures utilized by the Fund are standardized and exchange traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

• Risk Mitigation Trades. Risk mitigation trades are strategies in which the Fund uses a derivative to mitigate the risks associated with other Fund holdings. There can be no assurance that the Fund’s risk mitigation strategies will reduce risk or will be either available or cost effective. The Fund is not required to use mitigation trades and may choose not to do so.

• S&P Index Risk. The Fund trades derivatives which change in price based on movements in the S&P Futures Index. It is possible that moderate changes in the S&P Futures Index can lead to large losses in the derivatives held by the Fund.

• Leverage Risk. The derivatives instruments held by the Fund involve inherent leverage, whereby small cash deposits allow the Fund to hold contracts with greater face value, which may magnify the Fund’s gains or losses. Adverse changes in the value or level of the underlying asset, reference rate or index can result in loss of an amount substantially greater than the amount invested in the derivative. In addition, the use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

• Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell at an advantageous time or price, possibly preventing the Fund from selling such securities quickly at the price it has valued the holding, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

• Management Risk. As noted above, the Fund employs a discretionary trading model. The Fund’s reliance on this model and the portfolio managers’ decisions on size and diversity of portfolio holdings and its judgments about the potential change in value of a particular option or security in which the Fund invests may prove to be incorrect.

• Market Risk. Overall equity market risk may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

• Market Events Risk. There has been increased volatility, depressed valuations, decreased liquidity and heightened uncertainty in the financial markets during the past several years. These conditions may continue, recur, worsen or spread. The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken steps to support financial markets, including by keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The U.S. government and the Federal Reserve have recently reduced market support activities. Further reduction, including interest rate increases, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests. Policy and legislative changes in the United States and in other countries may also continue to contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

• Put Option Risk. When the Fund purchases a put option on a security or index it may lose the entire premium paid if the underlying S&P Futures Index does not decrease in value.

• Regulatory Risk. Changes in the laws or regulations of the United States or other countries, including any changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the fund. For example, the SEC recently proposed regulations that, upon effectiveness, would subject activities of mutual funds trading certain derivative instruments to additional regulation, which could increase the operating expenses of the Fund and impair the Fund’s ability to achieve its investment objective.

• Written/Sold Options Risk. The Fund will incur a loss as a result of a written option (also referred to as a short position) if the price of the written option instrument increases in value between the date when the Fund writes the option and the date on which the Fund purchases an offsetting position. The Fund’s losses are potentially large in a written put transaction and potentially unlimited in a written call transaction.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s Class A and I shares over time to the performance of a broad-based market index, and with returns of an index of funds with similar investment objectives. Class A shares, which are not presented in the bar chart, would have similar annual returns to Class I shares because the classes are invested in the same portfolio of securities, The returns for Class I shares are higher than Class A shares because Class A shares have higher expenses than Class I shares. You should be aware the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.ljmfunds.com or by calling 1-855-LJM-FUND.

Performance Bar Chart For Calendar Years Ended December 31st:	[1]

Highest Quarter:	3/31/2015	7.46%
Lowest Quarter:	12/31/2014	-8.31%

Performance Table Average Annual Total Returns (For the year ended December 31, 2016)
Average Annual Total Returns - LJM Preservation and Growth Fund		Label	1 Year	Since Inception		Inception Date
Class I		Return before taxes	13.51%	4.51%	[1]	Jan. 09, 2013
Class I | Return after taxes on Distributions			10.51%	3.56%
Class I | Return after taxes on Distributions and Sale of Fund Shares			9.02%	3.31%
Class A		Return before taxes	6.62%	2.70%	[1]	Jan. 09, 2013
S&P 500 Total Return Index	[2]		11.96%	13.71%
HFRI Fund Weighted Composite Index	[3]		5.57%	4.08%	[4]
CISDM Equal Weighted Hedge Fund Index	[5]		5.55%	4.32%	[6]
[1]	The inception date of the Fund is January 9, 2013.
[2]	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index, and index performance does not reflect deductions for fees, expenses or taxes.
[3]	The HFRI Fund Weighted Composite Index is an equal-weighted index that includes over 2000 constituent funds which have at least $50M under management or have been actively traded for at least 12 months. There are no fund of funds included in this index. All funds are reported in USD and returns are reported net of all fees on a monthly basis. Individuals cannot invest directly into this index. The Fund's adviser does not control the composition or compilation of the HFRI Fund Weighted Composite Index, and there is no guarantee that the Index will continue to be produced. Investors cannot invest directly in an index, and index performance does not reflect deductions for fees, expenses or taxes.
[4]	The inception date for the HFRI Fund Weighted Composite Index is December 31, 2012.
[5]	The CISDM Equal Weighted Hedge Fund Index reflects the average return of hedge funds, excluding funds of funds and commodity trading advisors ("CTA"), within the Morningstar CISDM Hedge Fund Database net of all fees. The calculation does not include outliers that are at least +/-3 standard deviations away from the average. The Morningstar CISDM Database is the oldest hedge fund and CTA database, tracking more than 5,000 live investments. The Fund's adviser does not control the composition or compilation of the CISDM Equal Weighted Hedge Fund Index, and there is no guarantee that the Index will continue to be produced. Investors cannot invest directly in an index, and index performance does not reflect deductions for fees, expenses or taxes. The Fund's secondary benchmark, the HFRI Fund Weighted Composite Index, has been changed to the CISDM Equal Weighted Hedge Fund Index, another broad hedge fund index with comparable return characteristics.
[6]	The inception date for the CISDM Equal Weighted Hedge Fund Index is February 1, 2013

After-tax returns are shown for Class I shares only, and after-tax returns for Class A shares will vary. After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

[1]	Annual total returns are provided for the Class I shares in this bar chart. Previously, Class A total returns were presented in the bar chart. Class I shares were selected so that the bar chart returns were consistent with the Performance Table below.